Investments - Rollforward of credit loss allowance for mortgage loans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Bank loans
Rollforward of the valuation allowance on impaired mortgage loans
Beginning balance	$ 0
Net increases related to credit losses	(4)
Reduction of allowance related to sales	3
Write-offs	1
Ending balance	(16)	$ 0
Accounting Standards Update 2016-13 | Bank loans
Rollforward of the valuation allowance on impaired mortgage loans
Beginning balance	(16)
Ending balance		(16)
Accounting Standards Update 2016-13 | Mortgage loans
Rollforward of the valuation allowance on impaired mortgage loans
Beginning balance	(33)
Ending balance		(33)
Mortgage loans
Rollforward of the valuation allowance on impaired mortgage loans
Beginning balance	(3)
Net increases related to credit losses	(37)	0	$ 0
Reduction of allowance related to sales	15
Loans transferred due to reinsurance agreement with AAC	(1)
Write-offs	0
Ending balance	$ (59)	$ (3)